Note 18 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital Shares, Number (in shares)	44,054,744	40,189,436
Capital Shares, Amount	$ 852,167	$ 457,993
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	42,729,050	38,863,742
Capital Shares, Amount	$ 851,794	$ 457,620
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373